Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Leases Expenses

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	December 31,
	2023	2024

Operating lease right-of-use assets, net	$1,280	$606

Lease liabilities, current	$748	$544
Lease liabilities, non-current	504	21
Total operating lease liabilities	$1,252	$565

The components of lease expenses were as follows:

	For the years ended December 31,
	2023	2024
Lease cost
Amortization of right-of-use assets	$754	775
Interest of operating lease liabilities	40	41
Total Lease cost	$794	$816

Other information related to leases where the Group is the lessee is as follows:

	For the years ended December 31,
	2023	2024

Weighted-average remaining lease term	1.11	0.53
Weighted-average discount rate	4.30%	4.24%

Schedule of Future Minimum Payments

As of December 31, 2024, the following is a schedule of future minimum payments under the Group’s operating leases:

For the year ended December 31,	Operating Leases
2025	$554
2026	21
Total lease payments	575
Less: imputed interest	(10)
Total	$565